Tax situation - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	$ 312,000
Tax Assesments, penalties and interest expenses	668,941
Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	8,857
Tax Assesments, penalties and interest expenses	48,053
Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	10,990
Tax Assesments, penalties and interest expenses	62,933
Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	12,376
Tax Assesments, penalties and interest expenses	30,221
Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	20,797
Tax Assesments, penalties and interest expenses	33,765
Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	56,388
Tax Assesments, penalties and interest expenses	107,607
Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	62,581
Tax Assesments, penalties and interest expenses	169,905
Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	49,055
Tax Assesments, penalties and interest expenses	114,244
Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	51,981
Tax Assesments, penalties and interest expenses	63,238
Year 2014 - 2017 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	38,975
Tax Assesments, penalties and interest expenses	38,975
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	312,000
Tax Assesments, penalties and interest expenses	356,941
Tax Assesments,estimated possible losses including penalties and interest expenses	668,941
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	8,857
Tax Assesments, penalties and interest expenses	39,196
Tax Assesments,estimated possible losses including penalties and interest expenses	48,053
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	10,990
Tax Assesments, penalties and interest expenses	51,943
Tax Assesments,estimated possible losses including penalties and interest expenses	62,933
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	12,376
Tax Assesments, penalties and interest expenses	17,845
Tax Assesments,estimated possible losses including penalties and interest expenses	30,221
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	20,797
Tax Assesments, penalties and interest expenses	12,968
Tax Assesments,estimated possible losses including penalties and interest expenses	33,765
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	56,388
Tax Assesments, penalties and interest expenses	51,219
Tax Assesments,estimated possible losses including penalties and interest expenses	107,607
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	62,581
Tax Assesments, penalties and interest expenses	107,324
Tax Assesments,estimated possible losses including penalties and interest expenses	169,905
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	49,055
Tax Assesments, penalties and interest expenses	65,189
Tax Assesments,estimated possible losses including penalties and interest expenses	114,244
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	51,981
Tax Assesments, penalties and interest expenses	11,257
Tax Assesments,estimated possible losses including penalties and interest expenses	63,238
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2014 - 2019 [Member]
Disclosure Of Income Tax Explanatory
Tax assesments, Estimated possible losses	38,975
Tax Assesments, penalties and interest expenses	0
Tax Assesments,estimated possible losses including penalties and interest expenses	$ 38,975